Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥6,538	¥—	¥6,538	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	32,152	—	32,152	—	—

Total derivative instruments	—	38,690	—	38,690	(18,071)	20,619

Available-for-sale securities
Marketable equity securities	117,110	—	—	117,110	—	117,110
Auction rate securities	—	—	6,928	6,928	—	6,928
Debt securities	—	4,226	—	4,226	—	4,226
Others	584	—	—	584	—	584

Total available-for-sale securities	117,694	4,226	6,928	128,848	—	128,848

Total	¥117,694	¥42,916	¥6,928	¥167,538	¥(18,071)	¥149,467

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(78,934)	¥—	¥(78,934)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(14,639)	—	(14,639)	—	—

Total derivative instruments	—	(93,573)	—	(93,573)	18,071	(75,502)

Total	¥—	¥(93,573)	¥—	¥(93,573)	¥18,071	¥(75,502)

	Yen (millions)
As of March 31, 2014	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥11,036	¥—	¥11,036	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	19,814	—	19,814	—	—

Total derivative instruments	—	30,850	—	30,850	(10,804)	20,046

Available-for-sale securities
Marketable equity securities	138,476	—	—	138,476	—	138,476
Auction rate securities	—	—	6,999	6,999	—	6,999
Debt securities	—	31,905	—	31,905	—	31,905
Others	5,146	3,434	—	8,580	—	8,580

Total available-for-sale securities	143,622	35,339	6,999	185,960	—	185,960

Total	¥143,622	¥66,189	¥6,999	¥216,810	¥(10,804)	¥206,006

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(14,852)	¥—	¥(14,852)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(10,887)	—	(10,887)	—	—

Total derivative instruments	—	(25,739)	—	(25,739)	10,804	(14,935)

Total	¥—	¥(25,739)	¥—	¥(25,739)	¥10,804	¥(14,935)

Reconciliations for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present reconciliations during the years ended March 31, 2013 and 2014 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

Yen (millions)
For the year ended March 31, 2013	Auction rate securities
Balance at beginning of year	¥6,651
Total realized/unrealized gains or losses
Included in earnings	—
Included in other comprehensive income (loss)	115
Purchases, issuances, settlements and sales
Purchases	—
Issuances	—
Settlements	—
Sales	(691)
Foreign currency translation	853

Balance at end of year	¥6,928

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—
Included in other comprehensive income (loss)	115

Yen (millions)
For the year ended March 31, 2014	Auction rate securities
Balance at beginning of year	¥6,928
Total realized/unrealized gains or losses
Included in earnings	—
Included in other comprehensive income (loss)	202
Purchases, issuances, settlements and sales
Purchases	—
Issuances	—
Settlements	—
Sales	(790)
Foreign currency translation	659

Balance at end of year	¥6,999

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—
Included in other comprehensive income (loss)	103

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of significant financial instruments at March 31, 2013 and 2014 are as follows:

	Yen (millions)
	2013		2014
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables*	¥4,278,460	¥4,326,333	¥5,140,064	¥5,175,564
Held-to-maturity securities	16,511	16,556	34,650	34,667
Debt	(4,894,188)	(4,966,318)	(5,856,874)	(5,917,087)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2013 and 2014 in the table exclude ¥425,870 million and ¥393,933 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2013 and 2014 in the table also include ¥673,193 million and ¥752,229 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.